Note 17 - Shareholders' Equity - Non-vested Options Activity (Details) - € / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Non-vested options outstanding (in shares)	575,000
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.47
Non-vested options granted (in shares)	155,000
Non-vested options granted, weighted average grant-date fair value (in EUR per share)	€ 1.93	€ 1.33	€ 1.29
Non-vested options vested (in shares)	(204,400)
Non-vested options vested, weighted average grant-date fair value (in EUR per share)	€ 1.52
Non-vested options forfeited (in shares)	(70,600)
Non-vested options forfeited, weighted average grant-date fair value (in EUR per share)	€ 1.58
Non-vested options outstanding (in shares)	455,000	575,000
Non-vested options outstanding, weighted average grant-date fair value (in EUR per share)	€ 1.58	€ 1.47